Filed with the Securities and Exchange Commission on February 16, 2012
1933 Act Registration File No. 333-86348
1940 Act File No. 811-21079

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 41	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

(Check Appropriate Box or Boxes)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

1-866-388-6292
(Registrant's Telephone Number, Including Area Code)

David B. Perkins
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

WITH A COPY TO:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☒	On March 16, 2012 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On ___________ pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE:
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 37 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended on October 7, 2011, and pursuant to Rule 485(a)(2) would become effective on December 21, 2011.

Post-Effective Amendment No. 39 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 19, 2012, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 40 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 17, 2012, as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 41 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 16, 2012, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 41 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Raleigh and the State of North Carolina on the 16th day of February, 2012.

                          Hatteras Alternative Mutual Funds Trust

                          By: /s/ J. Michael Fields
                         J. Michael Fields, Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities indicated and on February 16, 2012.

Signature	Title
Robert Anderson* Robert Anderson	Independent Trustee
Joseph E. Breslin* Joseph E. Breslin	Independent Trustee and Chairman
H. Alexander Holmes* H. Alexander Holmes	Independent Trustee
Thomas Mann* Thomas Mann	Independent Trustee
Joy Montgomery Rocklin* Joy Montgomery Rocklin	Independent Trustee
Steve E. Moss* Steve E. Moss	Independent Trustee
Gregory S. Sellers* Gregory S. Sellers	Independent Trustee
David B. Perkins* David B. Perkins	Interested Trustee, President and Chief Executive Officer
Robert Lance Baker* Robert Lance Baker	Treasurer and Chief Financial Officer
By:/s/ J. Michael Fields J. Michael Fields, Secretary
Attorney-in-Fact pursuant to Power of Attorney filed on February 26, 2010.